[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 10, 2017

James E. O’Connor

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:                           Center Coast MLP & Infrastructure Fund — Post-Effective Amendment No. 2 to Registration Statement on Form N-2 (File Nos. 333-210697 and 811-22843)

Dear Mr. O’Connor:

On behalf of Center Coast MLP & Infrastructure Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares, including pursuant to rights to subscribe for the Fund’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

It is proposed that the filing will become effective when declared effective pursuant to Section 8(c) of the Investment Company Act.

Should you have any additional comments or concerns, please do not hesitate to contact me at (312) 407-0641.

Sincerely,

/s/ Kevin T. Hardy

Kevin T. Hardy